Trade payables (Tables)	12 Months Ended
Mar. 31, 2024
Trade and other payables [abstract]
Summary of Trade payables

	As at March 31,
	2023	2024	2024
	(INR)	(INR)	(USD)
Current
Trade payables	6,118	9,094	109
Total	6,118	9,094	109